Financial Instruments and Financial Risk Management (Details Narrative) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($) Period	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) Period
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange risk, description	The Company is exposed to foreign exchange risk due to its investments in foreign operations whose functional currency is the Euro. As at September 30, 2020, if the US dollar had increased or decreased by 10% against the Euro, with all variables held constant, net income for the nine-month period ended September 30, 2020 would have been lower or higher by approximately $160 (2019 - $710).
Foreign exchange risk exposure	$ 160	$ 710
Trade and Other Current Receivables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables, number of counterparties | Period	4		4
Trade and Other Current Receivables [Member] | Credit Risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade accounts receivables	$ 61		$ 265
Trade and Other Current Receivables [Member] | Credit Risk [Member] | Financial Assets Past Due but Not Impaired [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade accounts receivables	$ 55		$ 55